Subsequent Events	6 Months Ended
Jun. 30, 2019
Subsequent Events [Abstract]
Subsequent Events

NOTE 11 – SUBSEQUENT EVENTS

On June 11, 2019, the Company announced that a letter of intent was signed to enter into an asset purchase agreement with Alliance Coach Inc., an RV dealership located near Ocala, Florida. The asset purchase agreement was signed, and the transaction closed on August 1, 2019. Simultaneous with execution of the asset purchase agreement, the Company executed leases with the former owner of Alliance Coach Inc. The purchase price consists of cash and a note payable to Alliance Coach Inc. In addition, the Company has acquired the inventory of Alliance Coach Inc. and has added the inventory to the M&T Floor Plan Line of Credit. The Company is evaluating the accounting effect of the transaction.